UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3025

Dreyfus Institutional Money Market Fund
- Government Securities Series
- Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Institutional Money Market Fund - Government Securities Series
Statement of Investments
3/31/2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 61.2%	Purchase (%)	Amount ($)	Value ($)

4/21/2005	2.55	17,000,000	16,975,970
5/26/2005	2.62	3,000,000	2,988,083
Total U.S. Treasury Bills
(cost $19,964,053)			19,964,053

Repurchase Agreements - 38.9%

Bear Stearns & Co.
dated 3/31/2005, due 4/1/2005 in the amount
of $2,600,181 (fully collateralized by
$2,640,000 U.S. Treasury Strips Bonds
due 5/15/2005, value $2,628,648)	2.50	2,600,000	2,600,000
CIBC World Markets PLC
dated 3/31/2005, due 4/1/2005 in the amount
of $2,600,190 (fully collateralized by
$2,638,000 U.S. Treasury Bills
due 4/28/2005, value $2,632,566)	2.63	2,600,000	2,600,000
Goldman Sachs & Co.
dated 3/31/2005, due 4/1/2005 in the amount
of $2,100,131 (fully collateralized by
$2,070,000 U.S. Treasury Notes
5.75%, due 11/15/2005, value $2,145,762)	2.24	2,100,000	2,100,000
Morgan Stanley
dated 3/31/2005, due 4/1/2005 in the amount
of $2,800,204 (fully collateralized by
$2,755,000 U.S. Treasury Notes
5.875%, due 11/15/2005, value $2,851,425)	2.62	2,800,000	2,800,000
UBS Warburg LLC
dated 3/31/2005, due 4/1/2005 in the amount
of $2,600,189 (fully collateralized by
$2,547,000 U.S. Treasury Notes
10.75%, due 8/15/2005, value $2,648,880)	2.61	2,600,000	2,600,000
Total Repurchase Agreements
(cost $12,700,000)			12,700,000

Total Investments (cost $32,664,053)		100.1%	32,664,053
Liabilities, Less Cash and Receivables		(0.1)%	(47,150)
Net Assets		100.0%	32,616,903

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Institutional Money Market Fund - Money Market Series
Statement of Investments
3/31/2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 8.5%	Amount ($)	Value ($)

First Tennessee Bank N.A.
2.61%, 4/4/2005	18,000,000	18,000,000
Washington Mutual Bank, F.A.
2.61%, 4/4/2005	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $38,000,000)		38,000,000

Commercial Paper - 74.8%

Amstel Funding Corp.
2.90%, 6/7/2005	13,000,000 a	12,930,441
Atlantis One Funding Corp.
2.16%, 4/7/2005	20,000,000 a	19,992,867
Bank of America Corp.
2.61%, 4/12/2005	15,000,000	14,988,083
Barclays U.S. Funding Corp.
2.61%, 4/5/2005	16,000,000	15,995,387
Bear Stearns Cos. Inc.
2.86%, 5/16/2005	10,000,000	9,964,375
CAFCO LLC
2.61%, 4/5/2005	19,000,000 a	18,994,511
CC (USA) Inc.
2.90%, 6/9/2005	10,000,000 a	9,944,896
Crown Point Capital LLC
2.90%, 6/7/2005	16,000,000 a	15,914,389
Deutsche Bank Financial LLC
2.84%, 4/1/2005	19,000,000	19,000,000
Edison Asset Securitization LLC
2.60%, 4/4/2005	16,000,000 a	15,996,547
FCAR Owner Trust
2.60%, 4/4/2005	20,000,000	19,995,683
Fortis Funding LLC
2.60%, 4/6/2005	10,000,000	9,996,403
Goldman Sachs Group Inc.
2.86%, 5/16/2005	20,000,000	19,928,750
ING (U.S.) Funding LLC
2.61%, 4/7/2005	10,000,000	9,995,667
Mane Funding Corp.
2.90%, 6/7/2005	10,732,000 a	10,674,576
Santander Central Hispano Finance Inc.
2.16%, 4/8/2005	20,000,000	19,991,678
Sigma Finance Inc.
2.62% - 2.75%, 4/12/2005 - 5/6/2005	20,000,000 a	19,974,718
Societe Generale N.A. Inc.
2.75%, 5/6/2005	15,000,000	14,960,042
Solitaire Funding LLC
2.61%, 4/4/2005	16,000,000 a	15,996,533
UBS Finance Delaware LLC
2.84%, 4/1/2005	19,000,000	19,000,000
Variable Funding Capital Corp.
2.86%, 5/17/2005	20,000,000 a	19,927,166
Total Commercial Paper
(cost $334,162,712)		334,162,712

Corporate Notes - 9.0%

Harrier Finance Funding Ltd.
2.82%, 4/13/2006	20,000,000 a,b	20,000,000
Lehman Brothers Holdings Inc.
2.82%, 5/16/2005	20,000,000 b	20,000,000
Total Corporate Notes
(cost $40,000,000)		40,000,000

U.S. Government Agencies - 6.3%

Federal National Mortgage Association, Notes
1.60%, 5/13/2005		28,000,000
(cost $28,000,000)	28,000,000	28,000,000

Time Deposits - 6.0%

Manufacturers & Traders Trust Co. (Grand Cayman)
2.84%, 4/1/2005	16,800,000	16,800,000
State Street Bank & Trust Co. (Grand Cayman)
2.85%, 4/1/2005	10,000,000	10,000,000
Total Time Deposits
(cost $26,800,000)		26,800,000

Total Investments (cost $466,962,712)	104.6%	466,962,712
Liabilities, Less Cash & Receivables	(4.6)%	(20,492,389)
Net Assets	100.0%	446,470,323

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Directors. At March 31, 2005, these securities amounted to $180,346,645 or 40.4% of net assets.
b	Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)